Financial instruments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Financial instruments
Transfers from level 1 and level 2, Assets	$ 0	$ 0
Transfers from level 2 and level 1, Assets	0	0
Transfers into level 3, Assets	0	0
Transfers from level 3, Assets	0	0
Transfers from level 1 and level 2, Liabilities	0	0
Transfers from level 2 and level 1, Liabilities	0	0
Transfers into level 3, Liabilities	0	0
Transfers from level 3, Liabilities	$ 0	$ 0